NATURE OF OPERATIONS (Details)			12 Months Ended
	May 12, 2025	Apr. 11, 2025	Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [line items]
Name of reporting entity or other means of identification			Fortuna Mining Corp.
Domicile of entity			British Columbia, Canada
Description of nature of entity's operations and principal activities			The Company is engaged in precious and base metal mining and related activities in Argentina, Côte d’Ivoire, Mexico, Peru and Senegal. The Company operates the open pit Lindero gold mine (“Lindero”) in northern Argentina, the open pit Séguéla gold mine (“Séguéla”) in southwestern Côte d’Ivoire, and the underground Caylloma silver, lead, and zinc mine (“Caylloma”) in southern Peru, and is developing the Diamba Sud gold project in Senegal. On April 11, 2025, the Company completed the sale of its 100% interest in Compania Minera Cuzcatlan S.A. de C.V. (“Cuzcatlan”), which owns the San Jose silver and gold mine in southern Mexico (“San Jose”) (see Note 25). On May 12, 2025, the Company completed the sale of all of its interest in Roxgold SANU S.A. (“Sanu”), which owns and operates the underground and open pit Yaramoko gold mine in southwestern Burkina Faso (“Yaramoko”), and 100% of three other Burkina Faso subsidiaries (collectively with Sanu, the “Sanu Entities”) (see Note 25).
Address of entity's registered office			The Company’s registered and head offices are located at Suite 820, 1111 Melville Street, Vancouver, British Columbia, V6E 3V6, Canada.
Compania minera cuzcatlan s.a. de c. v, Disposal group, discontinued operations [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of interest disposed		100.00%
Roxgold sanu s.a and other burkina faso subsidiaries, disposal group, discontinued operations [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of interest disposed	100.00%	100.00%